Retirement Benefit Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Funded status	At December 31, 2020 and 2019, the funded status of the Zurich Plan was as follows (in thousands of U.S. dollars):

	2020	2019
Underfunded pension obligation at beginning of year	$44,442	$37,105
Change in pension obligation
Service cost	$10,961	$8,619
Interest cost	520	1,584
Plan participants’ contributions	4,056	3,604
Actuarial loss	12,023	18,286
Plan amendments	—	3,551
Benefits paid	(3,910)	(2,352)
Foreign currency adjustments	20,550	2,828
Change in pension obligation	$44,200	$36,120
Change in fair value of plan assets
Actual return on plan assets	2,820	18,140
Employer contributions	7,941	7,193
Plan participants’ contributions	4,056	3,604
Benefits paid	(3,910)	(2,352)
Foreign currency adjustments	15,685	2,198
Change in fair value of plan assets	$26,592	$28,783
Underfunded pension obligation at end of year	$62,050	$44,442
Additional information:
Projected benefit obligation at end of year (1)	$242,112	$197,912
Fair value of plan assets at end of year	$180,062	$153,470
Underfunded pension obligation at end of year	$62,050	$44,442
Accumulated pension obligation at end of year (2)	$231,419	$189,089

(1) Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
(2) Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels

Assumptions used
The assumptions used to determine the Zurich Plan’s pension obligation and net periodic benefit cost for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020		2019		2018
	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost	Pension obligation	Net periodic benefit cost
Discount rate	0.10%	0.25%	0.25%	1.00%	1.00%	0.75%
Interest crediting rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expected long-term return on plan assets	—	3.50%	—	3.50%	—	0.75%
Rate of compensation increase	2.00%	2.00%	2.00%	2.00%	2.25%	2.25%

Expected future benefit payments
At December 31, 2020, estimated employer contributions to be paid in 2021 related to the Zurich Plan were $8 million and future benefit payments were estimated to be paid as follows (in thousands of U.S. dollars):

Year	Amount
2021	$8,040
2022	$7,478
2023	$8,351
2024	$8,727
2025	$9,289
2026 to 2029	$52,579